Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 172,771	₩ 450,819	₩ 382,517
Non-taxable income	(10,095)	(9,843)	(3,091)
Non-deductible expenses	64,361	15,216	15,725
Tax credit and tax reduction	(26,708)	(26,204)	(64,829)
Changes in unrecognized deferred taxes	(12,997)	(37,958)	14,354
Changes in estimates related to prior years and others	111,781	(18,340)	(5,878)
Changes in tax rate	48,064	980	3,444
Income tax expense	₩ 347,177	₩ 374,670	₩ 342,242